UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Craig A. Drill
           d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address:   724 Fifth Avenue
           9th Floor
           New York, NY 10019

13F File Number: 28-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Craig A. Drill
Title:  Investment Manager / Managing Member
Phone:  (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York           October 31, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[  ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[  ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  $85,570.1
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                      FORM 13F INFORMATION TABLE
                                                            Craig A. Drill
                                                            September 30, 2005



COLUMN 1                           COLUMN  2        COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                   TITLE                         VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS         CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS SOLE  SHARED NONE
--------------                     --------         -----       --------  -------   --- ----  ----------  -------- ----  ------ ----
Burlington Northn Santa Fe C       COM             12189T104     1034.5      17,300 SH          SOLE        N/A     1034.5
Celgene Corp                       COM             151020104    18843.6     346,900 SH          SOLE        N/A    18843.6
Centex Corp                        COM             152312104     5379.5      83,300 SH          SOLE        N/A     5379.5
Ciphergen Biosystems Inc           COM             17252Y104     2647.9   1,431,300 SH          SOLE        N/A     2647.9
Click Commerce Inc                 COM NEW         18681D208     1526.9      83,300 SH          SOLE        N/A     1526.9
Comarco Inc                        COM             200080109     3104.3     370,000 SH          SOLE        N/A     3104.3
Cooper Cos Inc                     COM NEW         216648402     1953.6      25,500 SH          SOLE        N/A     1953.6
DPL Inc                            COM             233293109     2465.9      88,700 SH          SOLE        N/A     2465.9
Eagle Materials Inc                CL B            26969P207     313.7        2,711 SH          SOLE        N/A     313.7
Fidelity Natl Finl Inc             COM             316326107     810.3       18,200 SH          SOLE        N/A     810.3
Gildan Activewear Inc              COM             375916103     1750.9      45,800 SH          SOLE        N/A     1750.9
Gold Fields Ltd New                Sponsored ADR   38059T106     726.5       50,000 SH          SOLE        N/A     726.5
Green Mountain Pwr Corp            COM             393154109     727.8       22,100 SH          SOLE        N/A     727.8
ID Biomedical Corp                 COM             44936D108     2539.2      84,500 SH          SOLE        N/A     2539.2
Luminex Corp Del                   COM             55027E102     7136.4     710,800 SH          SOLE        N/A     7136.4
Meridian Bioscience Inc            COM             589584101     3105.3     150,015 SH          SOLE        N/A     3105.3
New Jersey Res                     COM             646025106     4942.9     107,500 SH          SOLE        N/A     4942.9
Nisource Inc                       COM             65473P105     1942.4      80,100 SH          SOLE        N/A     1942.4
Norfolk Southern Corp              COM             655844108     1107.3      27,300 SH          SOLE        N/A     1107.3
Northeast Utils                    COM             664397106     309.2       15,500 SH          SOLE        N/A     309.2
OGE Energy Corp                    COM             670837103     1334.8      47,500 SH          SOLE        N/A     1334.8
Palomar Med Technologies Inc       COM NEW         697529303     8320.2     317,200 SH          SOLE        N/A     8320.2
PPL Corp                           COM             69351T106     3145.7      97,300 SH          SOLE        N/A     3145.7
Q Med                              COM             747914109     548.9       43,700 SH          SOLE        N/A     548.9
Scana Corp New                     COM             80589M102     2707.6      64,100 SH          SOLE        N/A     2707.6
Sturm Ruger & Co Inc               COM             864159108     1138.0     123,700 SH          SOLE        N/A     1138.0
Third Wave Technologies Inc        COM             88428W108     3030.9     612,300 SH          SOLE        N/A     3030.9
Williams Cos Inc Del               COM             969457100     2975.9     118,800 SH          SOLE        N/A     2975.9

TOTALS                                                          85570.1   5,185,426                                85570.1

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